FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 26, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Repayment		$ 13,611	$ 19,941
Debt repayments of interest		7,700	7,200
Shares issued under warrants		2,450
Potential decrease from change in borrowing costs		400
Potential increase from change in volatility		900
Gain on warrant exercise		$ 193	$ 0
5% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		5.00%
Repayment	$ 13,600	$ 13,611
Debt repayments of interest	$ 300
7% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.00%
Potential gain from change in risk premium		$ 30
Warrants
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (shares)		5,000,000
Exercise price (in dollars per share)		$ 0.27
Shares issued under warrants		$ (2,700)
Share Capital | Common shares
Disclosure of detailed information about financial instruments [line items]
Shares issued under warrants (shares)		3,223,684
Shares issued under warrants		$ 2,450